INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
INCOME TAXES
Current income tax expense	$ 0	$ 0
Deferred income tax (benefit) expense	374,000	(410,000)
Change in valuation allowance	(374,000)	616,000
Total income tax expense (benefit)	$ 0	$ (206,000)